Financial Instruments - Unobservable Input Reconciliation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers between Level 1 and Level 2			$ 0		$ 0
Gross transfers into level 3			3.8		1.8
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers into (out of) Level 3			(45.1)		(46.3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3			(48.9)		(48.1)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	195.8	219.0	195.8		219.0
Included in earnings			3.6		4.4
Included in other comprehensive income			10.0		6.3
Other			12.1	[1]	8.7	[1]
Purchases			89.5		87.9
Sales			(69.6)		(59.5)
Settlements			(31.8)		(24.7)
Transfers into (out of) Level 3			(45.1)		(46.3)
Ending balance			164.5		195.8
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	52.7	49.4	52.7		49.4
Included in earnings			0.5		1.6
Included in other comprehensive income			(3.4)		2.9
Other			(0.2)	[1]	0.7	[1]
Purchases			41.5		50.0
Sales			(27.2)		(36.2)
Settlements			(5.4)		(1.2)
Transfers into (out of) Level 3			(14.6)		(14.5)
Ending balance			43.9		52.7
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	20.1	29.5	20.1		29.5
Included in earnings			4.0		3.0
Included in other comprehensive income			(3.8)		(1.1)
Other			0	[1]	0	[1]
Purchases			3.1		5.1
Sales			(2.5)		(4.9)
Settlements			(10.4)		(6.1)
Transfers into (out of) Level 3			(3.0)		(5.4)
Ending balance			7.5		20.1
Fair Value, Measurements, Recurring | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	22.1	36.7	22.1		36.7
Included in earnings			2.8		0.8
Included in other comprehensive income			21.2		(0.2)
Other			11.2	[1]	7.5	[1]
Purchases			13.0		7.2
Sales			(26.1)		(12.2)
Settlements			0		0
Transfers into (out of) Level 3			0		(17.7)
Ending balance			44.2		22.1
Fair Value, Measurements, Recurring | Other [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	100.9	103.4	100.9		103.4
Included in earnings			(3.7)		(1.0)
Included in other comprehensive income			(4.0)		4.7
Other			1.1	[1]	0.5	[1]
Purchases			31.9		25.6
Sales			(13.8)		(6.2)
Settlements			(16.0)		(17.4)
Transfers into (out of) Level 3			(27.5)		(8.7)
Ending balance			68.9		100.9
Separate Accounts Transfers [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into Level 3, Separate Accounts	0	0
Transfers between Level 1 and Level 2			$ 0		$ 0

[1]	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.